Materials and services expenses	12 Months Ended
Dec. 31, 2021
Material income and expense [abstract]
Materials and services expenses
21.	Materials and services expenses
The Group’s materials and services expenses are primarily costs related to independent contractors and vehicle operation expenses. Vehicle operation expenses consists primarily of fuel costs, repairs and maintenance, insurance, permits and operating supplies.

	2021	2020
Independent contractors	2,911,393	1,535,394
Vehicle operation expenses	904,060	516,441
	3,815,453	2,051,835